SCHEDULE OF ESTIMATED USEFUL LIFE OF GOODWILL AND OTHER INTANGIBLE ASSETS (Details)	12 Months Ended
Jun. 30, 2025
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, useful lives, description	Indefinite
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill and other intangible assets, useful lives	20 years